Tradr 2X Long SPY Quarterly ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$7,453,089
TOTAL NET ASSETS — 100.0%	$7,453,089

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	SPDR S&P 500 ETF Trust	Receive	5.08% (OBFR01* + 75bps)	At Maturity	5/2/25	$5,309,710	$-	$29,333
Clear Street	SPDR S&P 500 ETF Trust	Receive	5.33% (OBFR01* + 100bps)	At Maturity	11/4/25	9,480,556	-	114,254
TOTAL EQUITY SWAP CONTRACTS								$143,587

*	OBFR01 - Overnight Bank Funding Rate, 4.33% as of December 31, 2024.